Derivative Financial Instruments - Details of Interest rate sensitivity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Switzerland, Francs [member]
Derivative Financial Instruments [line items]
Sensitivity debt	$ 3,144
Sensitivity DFIs	(3,144)
PEMEX Curves Sensitivity debt	3,030
EURO [member]
Derivative Financial Instruments [line items]
Sensitivity debt	100,081
Sensitivity DFIs	(84,962)
Sensitivity net	15,119
PEMEX Curves Sensitivity debt	82,839
Pound sterling [member]
Derivative Financial Instruments [line items]
Sensitivity debt	7,691
Sensitivity DFIs	(7,073)
Sensitivity net	618
PEMEX Curves Sensitivity debt	6,587
Japan, Yen [member]
Derivative Financial Instruments [line items]
Sensitivity debt	8,542
Sensitivity DFIs	(3,972)
Sensitivity net	4,570
PEMEX Curves Sensitivity debt	6,877
Mexico, Pesos [member]
Derivative Financial Instruments [line items]
Sensitivity debt	43,774
Sensitivity DFIs	2,039
Sensitivity net	45,813
PEMEX Curves Sensitivity debt	42,012
Mexican Unidad de Inversion [member]
Derivative Financial Instruments [line items]
Sensitivity debt	16,496
Sensitivity DFIs	(11,586)
Sensitivity net	4,910
PEMEX Curves Sensitivity debt	15,453
U.S [member]
Derivative Financial Instruments [line items]
Sensitivity debt	785,508
Sensitivity DFIs	89,880
Sensitivity net	875,388
PEMEX Curves Sensitivity debt	$ 416,052